Capital management - Schedule of capital structure (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Capital Management [Abstract]
Equity attributable to owners of the Company	$ 265,392	$ 265,697
Debt	40,000	15,000
Capital	$ 305,392	$ 280,697